                                                       -------------------------
                                                             OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570
                                                       Expires: October 31, 2006
                                                       Estimated average burden
                                                       hours per response: 19.3
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-3541
                                  ----------------------------------------------

                              Asset Management Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          230 West Monroe Street, Chicago, IL                      60606
--------------------------------------------------------------------------------
       (Address of principal executive offices)                 (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   800-527-3713
                                                   -----------------
Date of fiscal year end:      10/31/06
                         -------------------

Date of reporting period:     04/30/06
                         -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET                 PRINCIPAL
                                                      ASSETS     MATURITY     AMOUNT         VALUE
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS.............................   (100.0%)
Bear Stearns, 4.77%,
  (Agreement dated 4/28/06 to be repurchased at
  $15,013,858 on 5/1/06. Collateralized by an
  Adjustable Rate U.S. Government Mortgage
  Security, 4.45%, with a value of $15,465,792,
  due 8/1/34)                                                               $15,000,000   $ 15,000,000
Citigroup, 4.75%,
  (Agreement dated 4/28/06 to be repurchased at
  $116,373,046 on 5/1/06. Collateralized by
  various U.S. Government Mortgage Securities and
  various Adjustable Rate U.S. Government Mortgage
  Securities, 3.91%-8.50%, with a value of
  $118,653,541, due 7/15/07-12/15/35)                                       116,327,000    116,327,000
                                                                                          ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $131,327,000)                                                                      131,327,000
                                                                                          ------------
TOTAL INVESTMENTS.................................    100.0%                               131,327,000
  (Cost $131,327,000)
LIABILITIES IN EXCESS OF OTHER ASSETS.............      0.0%                                   (32,481)
                                                                                          ------------
  Common Stock issued and outstanding.............    100.0%                              $131,294,519
                                                                                          ============
Net Asset Value, Class I, offering and redemption
  price per share ($92,957,019 / 92,968,539)                                                     $1.00
                                                                                          ============
Net Asset Value, Class D, offering and redemption
  price per share ($38,337,500 / 38,337,932)                                                     $1.00
                                                                                          ============

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                        PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES*..............................  (55.8%)
1 Yr. Constant Maturity Treasury Based ARMS  (11.0%)
Bear Stearns Adjustable Rate Mortgage Trust
  6.28%                                                    3/25/31         $   6,488,184   $    6,463,853
  4.28%                                                    1/25/35            21,952,173       21,670,911
CS First Boston Mortgage Securities Corp.
  6.40%                                                   11/25/31             2,291,028        2,291,028
  6.40%                                                    6/25/32             2,981,138        2,973,466
Fannie Mae
  6.31%                                                     7/1/28             9,980,520       10,348,552
  6.09%                                                     1/1/29            10,351,629       10,684,822
  5.89%                                                     8/1/29             9,106,044        9,384,917
  5.54%                                                     3/1/30             4,538,464        4,649,089
  6.10%                                                     6/1/30             8,928,066        9,248,919
  6.08%                                                     9/1/30             5,274,092        5,448,796
  6.32%                                                     5/1/33             8,353,797        8,573,084
  5.27%                                                    5/25/42            19,550,477       19,745,981
Fannie Mae Grantor Trust
  5.27%                                                    5/25/42            10,985,348       11,054,006
Fannie Mae Whole Loan
  5.34%                                                    8/25/42             9,874,072        9,991,326
Fifth Third Mortgage Loan Trust
  5.27%                                                   11/19/32            16,833,625       16,810,478
Freddie Mac
  5.37%                                                    10/1/22             4,032,977        4,102,294
  5.61%                                                     8/1/24             4,780,392        4,944,718
  6.01%                                                     9/1/27             4,261,094        4,387,596
  6.02%                                                    12/1/27             4,537,850        4,679,657
  6.06%                                                    12/1/27             4,628,590        4,771,787
  6.13%                                                     9/1/28            32,039,654       32,990,832
  5.89%                                                     9/1/30             4,528,370        4,676,957
  5.88%                                                     7/1/31            21,320,116       21,959,719
Structured Asset Mortgage Investments, Inc.
  6.18%                                                    3/25/32             6,036,652        6,097,019
Washington Mutual
  5.26%                                                    4/25/44            28,421,344       28,527,925
                                                                                           --------------
                                                                                              266,477,732
                                                                                           --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                        PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------
6 Mo. Certificate of Deposit Based ARMS       (0.5%)
Fannie Mae
  5.46%                                                     6/1/21         $   4,605,871   $    4,627,584
  5.91%                                                    12/1/24             6,506,819        6,652,676
Freddie Mac
  6.11%                                                     1/1/26             2,048,864        2,099,934
                                                                                           --------------
                                                                                               13,380,194
                                                                                           --------------
6 Mo. London Interbank Offering Rate
  (LIBOR) Based ARMS                         (13.7%)
Bear Stearns Adjustable Rate Mortgage Trust
  6.97%                                                    3/25/31             1,365,600        1,365,600
Fannie Mae
  5.81%                                                     9/1/27            22,820,307       23,060,034
  5.90%                                                     3/1/28            24,440,248       24,698,239
  6.00%                                                     6/1/28             4,072,277        4,163,695
  5.63%                                                    12/1/32             2,642,408        2,701,967
  5.96%                                                     9/1/33             5,868,538        5,921,443
  5.87%                                                    11/1/33            16,469,586       16,662,939
  6.05%                                                    11/1/33            12,107,900       12,221,775
Freddie Mac
  6.69%                                                     9/1/30             9,959,174       10,229,157
Master Adjustable Rate Mortgages Trust
  6.18%                                                    1/25/34             5,286,410        5,299,626
MLCC Mortgage Investors, Inc.
  6.13%                                                   10/25/28            39,552,505       40,022,190
Structured Asset Mortgage Investments, Inc.
  6.20%                                                    7/19/32            11,420,695       11,538,471
  6.21%                                                   12/19/33            28,704,827       29,081,578
  6.23%                                                   11/19/33            16,702,225       16,952,758
Structured Asset Securities Corp.
  5.70%                                                    5/25/32            13,016,936       13,073,885
  6.79%                                                   11/25/32            14,610,004       14,806,326
  6.61%                                                   12/25/32            11,563,170       11,729,390
  6.88%                                                    2/25/33            16,426,627       16,611,427
  7.00%                                                    3/25/33            11,805,697       11,982,783
  7.30%                                                    5/25/33            28,870,947       29,331,078
  6.91%                                                    9/25/33            30,345,127       30,847,718
                                                                                           --------------
                                                                                              332,302,079
                                                                                           --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                        PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------
Cost of Funds Index Based ARMS                (3.8%)
Fannie Mae
  4.45%                                                    11/1/32         $  12,223,099   $   12,238,794
  4.44%                                                     8/1/33            26,983,788       27,033,897
  4.67%                                                    11/1/36            32,698,925       32,759,810
  4.65%                                                     6/1/38            21,500,365       21,533,368
                                                                                           --------------
                                                                                               93,565,869
                                                                                           --------------
HYBRID ARMS                                  (26.1%)
Adjustable Rate Mortgage Trust
  5.25%                                                   11/25/35            20,220,041       20,136,274
American Home Mortgage Assets,
  4.85%                                                   11/25/35            39,795,610       39,511,157
Banc of America Mortgage Securities
  4.80%                                                    5/25/35            28,177,276       28,058,621
  4.98%                                                    6/25/35            17,725,740       17,705,271
Deutsche Mortgage Securities, Inc.
  5.03%                                                    6/26/35            80,632,121       80,062,588
Fannie Mae
  3.90%                                                    12/1/37            28,086,029       27,920,490
GSR Mortgage Loan Trust
  4.71%                                                    5/25/34            22,792,590       22,589,792
  5.20%                                                    1/25/36            33,729,343       33,389,694
J.P. Morgan Mortgage Trust
  4.40%                                                    6/25/35            10,361,807       10,214,124
  5.28%                                                    9/25/35            29,992,684       29,845,788
  4.96%                                                   11/25/35            20,048,314       19,933,625
  4.84%                                                    2/25/36            36,867,941       36,456,934
Master Adjustable Rate Mortgages Trust
  5.73%                                                   10/25/32             5,216,296        5,199,448
Merrill Lynch Mortgage Investors, Inc.
  5.19%                                                   12/25/35            33,290,692       32,954,221
Morgan Stanley Mortgage Loan Trust
  4.80%                                                    9/25/34            33,085,546       32,711,060
Structured Adjustable Rate Mortgage Loan
  Trust
  4.97%                                                    9/25/34            15,596,390       15,463,282
Washington Mutual
  4.68%                                                    5/25/35            25,025,536       24,974,714

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                        PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities
  Trust
  4.61%                                                   10/25/33         $  14,690,093   $   14,618,806
  4.62%                                                   10/25/33             1,324,214        1,324,214
  4.52%                                                   11/25/33            23,200,129       23,043,724
  4.70%                                                    1/25/34            10,840,372       10,749,033
  4.73%                                                    6/25/34            11,230,907       11,142,568
  4.80%                                                    7/25/34             5,819,146        5,795,057
  4.58%                                                   11/25/34            22,378,656       22,282,638
  4.11%                                                    6/25/35            17,222,384       17,093,440
  4.32%                                                    7/25/35            21,815,150       21,538,159
  5.11%                                                    3/25/36            19,993,978       19,256,230
  5.65%                                                    5/25/36             9,994,000        9,820,123
                                                                                           --------------
                                                                                              633,791,075
                                                                                           --------------
MONTHLY London Interbank Offering Rate
  (LIBOR) Collateralized Mortgage
  Obligations                                 (0.7%)
Fannie Mae
  4.77%                                                    9/18/31             7,787,410        7,802,442
GSR Mortgage Loan Trust
  4.54%                                                    3/25/32             4,581,567        4,585,862
MLCC Mortgage Investors, Inc.
  4.75%                                                    9/15/21             5,240,442        5,248,630
                                                                                           --------------
                                                                                               17,636,934
                                                                                           --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES
  (Cost $1,357,736,813)                                                                     1,357,153,883
                                                                                           --------------
FIXED RATE MORTGAGE-RELATED SECURITIES.....  (23.8%)
Collateralized Mortgage Obligations          (23.8%)
American Home Mortgage Investment Trust
  4.48%                                                   10/25/34            45,852,000       45,329,319
Banc of America Mortgage Securities
  5.50%                                                   11/25/33            30,481,472       30,175,337
Citicorp Mortgage Securities, Inc.
  5.00%                                                   10/25/33            10,464,214       10,347,860
Countrywide Alternative Loan Trust
  4.50%                                                    6/25/35            24,655,511       24,147,013
Deutsche Alt-A Securities Inc.
  Mortgage Loan Trust
  4.85%                                                    9/25/35            52,352,919       51,960,839

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                        PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------
Fannie Mae
  5.00%                                                    3/25/13         $   6,092,412   $    6,072,412
  3.38%                                                    5/25/34            22,525,018       21,914,020
  4.50%                                                    6/25/43            49,397,662       48,873,242
  4.57%                                                    6/25/44            24,065,744       23,848,371
Freddie Mac
  5.13%                                                   12/15/13            50,000,000       49,728,008
  5.13%                                                   10/15/15            23,454,640       23,322,651
  5.00%                                                    6/15/24            30,549,175       30,367,630
Merrill Lynch Mortgage Investors, Inc.
  5.25%                                                    8/25/36            29,923,800       29,730,190
Prime Mortgage Trust
  5.25%                                                    1/25/34            15,617,659       15,434,874
Residential Accredit Loans Inc.
  6.00%                                                   12/25/35            22,990,750       22,994,330
Residential Asset Securitization Trust
  5.50%                                                    9/25/35            43,802,404       43,620,433
Structured Asset Securities Corp.
  5.00%                                                   12/25/34            33,785,074       33,343,838
  5.00%                                                    5/25/35            47,893,594       47,287,711
Washington Mutual MSC Mortgage
  Pass Through
     5.00%                                                 2/25/33            21,544,138       21,164,839
                                                                                           --------------
TOTAL FIXED RATE MORTGAGE-RELATED
  SECURITIES
  (Cost $584,808,633)                                                                         579,662,917
                                                                                           --------------
U.S. TREASURY OBLIGATIONS..................   (1.0%)
  4.00%                                                   11/15/12            20,000,000       18,912,500
  4.50%                                                   11/15/15             5,000,000        4,785,938
                                                                                           --------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost
  $24,384,268)                                                                                 23,698,438
                                                                                           --------------
U.S. GOVERNMENT AGENCY.....................   (0.4%)
Freddie Mac
  4.88%                                                    2/17/09            10,000,000        9,930,138
                                                                                           --------------
TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $9,995,871)                                                                             9,930,138
                                                                                           --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                        PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS......................  (18.8%)
Bear Stearns, 4.77%, (Agreement dated
  4/28/06 to be repurchased at $200,184,778
  on 5/1/06. Collateralized by an
  Adjustable Rate U.S. Government Mortgage
  Security, 4.45%, with a value of
  $206,187,955, due 8/1/34)                                                $ 200,000,000   $  200,000,000
Citigroup, 4.75%, (Agreement dated 4/28/06
  to be repurchased at $257,080,721 on
  5/1/06. Collateralized by various U.S.
  Government Mortgage Securities and
  various Adjustable Rate U.S. Government
  Mortgage Securities, 3.25%-6.00%, with a
  value of $262,118,580, due
  2/15/10-9/1/35)                                                            256,979,000      256,979,000
                                                                                           --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $456,979,000)                                                                         456,979,000
                                                                                           --------------
TOTAL INVESTMENTS
  (Cost $2,433,904,585)....................    99.8%                                        2,427,424,376
Other assets in excess of liabilities......     0.2%                                            5,803,609
                                                                                           --------------
Net Assets applicable to 251,759,304 Shares
  of Common Stock issued and outstanding...   100.0%                                       $2,433,227,985
                                                                                           ==============
Net Asset Value, offering and redemption
  price per share
  ($2,433,227,985 / 251,759,304)                                                                    $9.66
                                                                                           ==============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2006.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*.....    (65.1%)
1 Yr. Constant Maturity Treasury Based ARMS......    (20.8%)
Fannie Mae
  5.95%                                                          10/1/26   $ 1,832,403   $  1,896,537
  5.81%                                                          10/1/28     1,793,348      1,854,995
  6.11%                                                          12/1/30     5,243,629      5,443,543
  6.07%                                                           8/1/31     3,428,559      3,547,487
  5.86%                                                           7/1/33     5,988,842      6,189,094
Freddie Mac
  5.76%                                                          11/1/28     1,719,572      1,762,562
  6.43%                                                           1/1/29     4,895,543      5,076,438
  5.76%                                                           9/1/30     1,334,132      1,366,652
  6.05%                                                           8/1/31     8,998,713      9,305,231
Fund America Investors Corp. II
  5.70%                                                          6/25/23     3,471,244      3,471,244
Washington Mutual
  5.26%                                                          4/25/44     4,372,514      4,388,911
                                                                                         ------------
                                                                                           44,302,694
                                                                                         ------------
6 Mo. Certificate of Deposit Based ARMS..........     (2.5%)
Fannie Mae
  5.38%                                                           4/1/20     5,263,284      5,285,842
                                                                                         ------------
6 Mo. London Interbank Offering Rate (LIBOR)
  Based ARMS.....................................     (4.1%)
Structured Adjustable Rate Mortgage Loan Trust
  6.27%                                                          8/25/34     3,814,247      3,860,732
Structured Asset Securities Corp.
  6.70%                                                         11/25/32     2,328,881      2,360,176
  6.79%                                                         11/25/32     2,328,881      2,360,176
                                                                                         ------------
                                                                                            8,581,084
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
Cost of Funds Index Based ARMS...................     (1.0%)
Regal Trust IV
  4.90%                                                          9/29/31   $ 1,153,124   $  1,155,286
Ryland Mortgage Securities Corp.
  5.16%                                                         10/25/23       900,801        900,801
                                                                                         ------------
                                                                                            2,056,087
                                                                                         ------------
HYBRID ARMS......................................    (24.2%)
Adjustable Rate Mortgage Trust
  4.93%                                                         10/25/35     2,075,000      2,023,231
  4.76%                                                          1/25/36     2,434,126      2,411,618
  4.92%                                                          2/25/36     2,995,919      2,973,860
  5.08%                                                          3/25/36     2,661,871      2,641,309
Banc of America Funding Corp.
  5.07%                                                          5/20/35     5,969,067      5,787,438
  4.63%                                                          2/20/36     1,926,093      1,811,943
Bear Stearns Adjustable Rate Mortgage Trust
  4.80%                                                         10/25/35     5,762,955      5,485,119
GSR Mortgage Loan Trust
  4.71%                                                          5/25/34     2,907,107      2,881,241
  5.25%                                                          2/25/36     4,997,446      4,807,302
Mortgageit Trust
  4.75%                                                          5/25/35     1,215,908      1,171,892
  4.75%                                                          5/25/35     1,947,153      1,886,774
Sequoia Mortgage Trust
  4.08%                                                          4/20/35     1,740,000      1,642,954
Structured Adjustable Rate Mortgage Loan Trust
  5.45%                                                          4/25/35     3,992,497      3,932,999
  5.46%                                                          4/25/35     2,894,560      2,810,002
  5.57%                                                          6/25/35     1,429,127      1,383,068
  5.81%                                                         10/25/35     6,394,898      6,303,154
Wells Fargo Mortgage Backed Securities Trust
  4.80%                                                          7/25/34     1,454,786      1,448,764
                                                                                         ------------
                                                                                           51,402,668
                                                                                         ------------
MONTHLY London Interbank Offering Rate (LIBOR)
  Collateralized Mortgage Obligations............    (12.5%)
American Home Mortgage Assets
  5.33%                                                         11/25/35     5,000,000      4,971,875

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
Sequoia Mortgage Trust
  4.88%                                                          3/25/33   $ 7,573,320   $  7,575,686
Structured Asset Mortgage Investments, Inc.
  5.57%                                                          2/19/35     4,069,497      4,082,214
Structured Asset Securities Corp.
  6.27%                                                          3/25/33     2,735,145      2,752,240
  6.37%                                                          5/25/33     3,858,021      3,882,134
  6.21%                                                         11/25/33     3,137,418      3,155,066
                                                                                         ------------
                                                                                           26,419,215
                                                                                         ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
  (Cost $138,046,062)                                                                     138,047,590
                                                                                         ------------
REPURCHASE AGREEMENTS............................    (34.7%)
Citigroup 4.75% (Agreement dated 4/28/06 to be
  repurchased at $73,481,075 on 5/1/06.
  Collateralized by various U.S. Government
  Mortgage Securities and various Adjustable Rate
  U.S. Government Mortgage Securities, 3.00%-
  7.21%, with a value of $74,921,040, due
  11/25/10-4/25/36)                                                         73,452,000     73,452,000
                                                                                         ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $73,452,000)                                                                       73,452,000
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $211,498,062)............................     99.8%                               211,499,590
OTHER ASSETS IN EXCESS OF LIABILITIES............      0.2%                                   364,089
                                                                                         ------------
Net Assets applicable to 21,809,234 Shares of
  Common Stock issued and outstanding............    100.0%                              $211,863,679
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($211,863,679 / 21,809,234)                                                         $9.71
                                                                                         ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2006.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...      (32.4%)
1 Yr. Constant Maturity Treasury Based ARMS....      (21.8%)
Fannie Mae
  6.01%                                                            5/1/26    $ 4,217,948    $  4,364,258
  5.92%                                                            5/1/27      1,234,519       1,276,902
  6.08%                                                            7/1/27        660,479         683,390
  6.03%                                                            7/1/28      3,693,118       3,820,069
  6.03%                                                            5/1/31      4,156,795       4,304,881
  5.98%                                                            9/1/33      4,088,194       4,228,726
Freddie Mac
  6.03%                                                            5/1/18        995,041       1,021,783
  5.59%                                                            3/1/27      2,365,172       2,437,606
  6.05%                                                            8/1/31     10,338,805      10,690,970
                                                                                            ------------
                                                                                              32,828,585
                                                                                            ------------
HYBRID ARMS....................................      (10.6%)
Adjustable Rate Mortgage Trust
  4.97%                                                          10/25/35      2,717,389       2,700,729
Banc of America Funding Corporation
  5.07%                                                           5/20/35      3,979,378       3,858,291
Bear Stearns Adjustable Rate Mortgage Trust
  4.80%                                                          10/25/35      2,614,896       2,505,002
Indymac Indx Mortgage Loan Trust
  5.54%                                                           7/25/35      4,183,427       4,091,010
  5.53%                                                           9/25/35      2,792,188       2,767,703
                                                                                            ------------
                                                                                              15,922,735
                                                                                            ------------
TOTAL ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES
  (Cost $48,952,909)                                                                          48,751,320
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........      (48.3%)
15 Yr. Securities..............................       (0.5%)
Freddie Mac
  8.50%                                                           8/17/07    $   131,459    $    131,459
  8.00%                                                          12/17/15        664,391         680,958
                                                                                            ------------
                                                                                                 812,417
                                                                                            ------------
Collateralized Mortgage Obligations............      (47.8%)
Fannie Mae
  4.50%                                                           7/25/19     21,876,104      21,672,157
  4.50%                                                          11/25/25     15,000,000      14,804,689
  5.00%                                                           1/25/28     10,225,000      10,157,458
Freddie Mac
  7.00%                                                          12/15/06         35,948          35,915
  4.00%                                                           7/15/21     12,853,000      12,475,406
  6.00%                                                           3/15/31     12,500,000      12,577,624
                                                                                            ------------
                                                                                              71,723,249
                                                                                            ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
  (Cost $73,573,125)                                                                          72,535,666
                                                                                            ------------
U.S. TREASURY OBLIGATIONS......................       (3.2%)
  4.75%                                                           5/15/14      3,000,000       2,944,219
  4.25%                                                          11/15/14      2,000,000       1,890,625
                                                                                            ------------
                                                                                               4,834,844
                                                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $5,136,537)                                                                            4,834,844
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS..........................      (15.6%)
Repurchase Agreements..........................      (15.6%)
  Citigroup, 4.75%, (Agreement dated 4/28/06
     to be repurchased at $23,529,310 on
     5/1/06.
     Collateralized by various U.S. Government
     Mortgage Securities and various Adjustable
     Rate U.S. Government Mortgage Securities,
     3.75%-7.03%, with a value of $23,990,400,
     due 10/15/12-09/1/35)                                                   $23,520,000    $ 23,520,000
                                                                                            ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $23,520,000)                                                                          23,520,000
                                                                                            ------------
TOTAL INVESTMENTS
  (Cost $151,182,571)..........................       99.5%                                  149,641,830
OTHER ASSETS IN EXCESS OF LIABILITIES..........        0.5%                                      700,074
                                                                                            ------------
Net Assets applicable to 14,561,931 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $150,341,904
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($150,341,904 / 14,561,931)                                                           $10.32
                                                                                            ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2006.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*.....   (47.7%)
  1 Yr. Constant Maturity Treasury Based ARMS....    (5.9%)
     Countrywide Home Loan's
       6.39%                                                     1/20/35   $ 5,832,082   $  5,934,143
     Lehman XS Trust
       5.01%                                                    11/25/35     9,157,510      9,168,957
                                                                                         ------------
                                                                                           15,103,100
                                                                                         ------------
  HYBRID ARMS....................................   (41.8%)
     Adjustable Rate Mortgage Trust
       5.27%                                                    10/25/35     8,896,630      8,626,600
     American Home Mortgage Investment Trust
       3.71%                                                    10/25/34     5,177,689      5,075,961
     Banc of America Mortgage Securities
       4.14%                                                     3/25/33     2,689,482      2,637,876
       3.34%                                                     4/25/33       406,422        406,062
     Bear Stearns Adjustable Rate Mortgage Trust
       4.80%                                                    10/25/35    12,290,709     11,683,722
     Countrywide Alternative Loan Trust
       5.28%                                                    12/25/34     8,057,240      7,888,316
     Countrywide Home Loans
       4.83%                                                    12/25/33     4,679,579      4,552,657
     Fannie Mae
       4.74%                                                     11/1/34    14,053,656     13,855,488
     First Horizon Alternative Mortgage
       Securities
       5.53%                                                     7/25/35    11,420,532     11,150,518
     Freddie Mac
       5.14%                                                      4/1/35     7,620,683      7,424,612
     GSR Mortgage Loan Trust
       5.25%                                                     2/25/36     4,997,446      4,807,302
     JP Morgan Mortgage Trust
       4.99%                                                     8/25/35     4,001,085      3,831,353
     Morgan Stanley Mortgage Loan Trust
       4.92%                                                     9/25/34    15,000,000     14,666,582
     Structured Adjustable Rate Mortgage Loan
       Trust
       4.42%                                                     4/25/34    10,919,065     10,548,834
                                                                                         ------------
                                                                                          107,155,883
                                                                                         ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $124,983,966)                                                                  122,258,983
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES...........   (42.8%)
  15 Yr. Securities                                  (5.9%)
     Fannie Mae
       7.00%                                                      3/1/15   $   628,604   $    640,120
       7.00%                                                      3/1/15     1,132,973      1,153,729
       7.00%                                                      3/1/15       602,871        613,916
       7.50%                                                     11/1/15       827,215        852,807
       6.50%                                                      1/1/16       854,813        874,447
       6.00%                                                      6/1/16     2,022,663      2,048,815
       6.00%                                                      7/1/17     1,172,713      1,187,876
       6.00%                                                      7/1/17     1,968,087      1,993,534
       5.50%                                                      9/1/17     3,147,338      3,130,004
     Freddie Mac
       7.50%                                                      1/1/10       476,033        486,321
       6.00%                                                      6/1/17     2,174,370      2,198,407
                                                                                         ------------
                                                                                           15,179,976
                                                                                         ------------
  Collateralized Mortgage Obligations               (36.9%)
     Countrywide Alternative Loan Trust
       5.50%                                                    12/25/35     9,475,579      9,393,162
     Fannie Mae
       5.00%                                                     1/25/27     7,392,636      7,261,299
       5.00%                                                     9/25/35     5,851,118      5,756,660
     First Horizon Mortgage Pass-Through Trust
       5.75%                                                     5/25/36    10,000,000      9,922,820
     Freddie Mac
       5.00%                                                     2/15/27    10,000,000      9,768,809
       4.50%                                                     5/15/28    10,000,000      9,540,349
       4.50%                                                     3/15/29     5,000,000      4,867,852
       5.00%                                                     4/15/29     3,124,000      3,000,922
       4.50%                                                     5/15/30     7,803,492      7,462,383
       6.00%                                                     5/15/30    10,000,000     10,116,268
       6.00%                                                     3/15/31    12,500,000     12,577,624
  Structured Asset Securities Corp.
       5.54%                                                    11/25/32     4,960,065      4,926,842
                                                                                         ------------
                                                                                           94,594,990
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $111,318,368)                                                                  109,774,966
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS............................    (9.4%)
  Repurchase Agreements                              (9.4%)
  Citigroup, 4.75%, (Agreement dated 4/28/06 to
     be repurchased at $24,099,536 on 5/1/06.
     Collateralized by various U.S. Government
     Mortgage Securities and Adjustable Rate U.S.
     Government Mortgage Securities, 4.00%-6.00%,
     with a value of $24,571,800,
     due 7/25/15-9/1/35)                                                   $24,090,000   $ 24,090,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $24,090,000)                                                                    24,090,000
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $260,392,334)............................     99.9%                               256,123,949
OTHER ASSETS IN EXCESS OF LIABILITIES............      0.1%                                   306,109
                                                                                         ------------
Net Assets applicable to 27,828,153 Shares of
  Common Stock issued and outstanding............    100.0%                              $256,430,058
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($256,430,058 / 27,828,153)                                                         $9.21
                                                                                         ============

--------------------------------------------------------------------------------

* The rates presented are the rates in effect at April 30, 2006.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*.....    (24.3%)
HYBRID ARMS......................................    (24.3%)
     Banc of America Funding Corp.
       5.07%                                                     5/20/35   $ 5,938,227   $  5,757,535
       4.63%                                                     2/20/36     5,586,370      5,299,490
     Fannie Mae
       4.67%                                                      1/1/36     1,539,920      1,469,944
     Freddie Mac
       5.15%                                                      5/1/35    12,232,840     11,977,287
     GSR Mortgage Loan Trust
       5.25%                                                     2/25/36     4,997,446      4,807,302
     Indymac Indx Mortgage Loan Trust
       5.42%                                                     6/25/35     1,592,054      1,561,587
     Indymac Inda Mortgage Loan Trust
       5.22%                                                    11/25/35     3,750,115      3,591,743
     Morgan Stanley Mortgage Loan Trust
       5.38%                                                     1/25/35     3,993,007      3,928,265
     Wells Fargo Mortgage Backed Securities Trust
       5.13%                                                     9/25/35     1,056,000      1,016,750
                                                                                         ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
  (Cost $39,951,796)                                                                       39,409,903
                                                                                         ------------
COLLATERALIZED MORTGAGE OBLIGATIONS..............    (15.8%)
  Freddie Mac....................................    (15.8%)
     Freddie Mac
       5.00%                                                     9/15/26    10,000,000      9,771,448
       5.00%                                                     5/15/27     5,000,000      4,899,487
       4.00%                                                     9/15/34    11,675,053     10,996,481
                                                                                         ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost
  $26,100,919)                                                                             25,667,416
                                                                                         ------------
FIXED RATE MORTGAGE-RELATED SECURITIES...........    (56.0%)
  15 Yr. Securities..............................     (0.6%)
     Fannie Mae
       7.00%                                                      3/1/15     1,010,697      1,029,214
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS     MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
  30 Yr. Securities..............................    (55.4%)
     Fannie Mae
       5.00%                                                      8/1/33   $11,279,686   $ 10,707,331
       5.50%                                                     11/1/33    12,061,456     11,737,775
       5.50%                                                      4/1/34     5,655,020      5,503,263
       6.00%                                                      6/1/34     4,833,780      4,817,164
       5.50%                                                      7/1/34    10,269,952      9,991,139
       5.50%                                                      8/1/34     9,538,768      9,279,806
       5.50%                                                      9/1/34    12,341,799     12,006,738
       6.00%                                                      4/1/35     9,121,540      9,083,058
       6.00%                                                      7/1/35     6,191,922      6,165,800
     Freddie Mac Gold
       5.50%                                                     10/1/34     8,343,659      8,111,927
     Government National Mortgage Association
       7.50%                                                     2/15/24       542,652        567,685
       7.00%                                                     4/15/27       577,114        602,521
       6.00%                                                     1/15/29     1,110,700      1,120,896
                                                                                         ------------
                                                                                           89,695,103
                                                                                         ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
  (Cost $93,262,467)                                                                       90,724,317
                                                                                         ------------
REPURCHASE AGREEMENTS............................     (3.6%)
Citigroup, 4.75%, (Agreement dated 4/28/06 to be
  repurchased at $5,807,298 on 5/1/06.
  Collateralized by an Adjustable Rate U.S.
  Government Mortgage Security, 4.73%, with a
  value of $5,921,100, due 9/1/35)                                           5,805,000      5,805,000
                                                                                         ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $9,982,000)                                                                         5,805,000
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $165,120,182)............................     99.7%                               161,606,636
OTHER ASSETS IN EXCESS OF LIABILITIES............      0.3%                                   446,051
                                                                                         ------------
Net Assets applicable to 16,116,544 Shares of
  Common Stock issued and outstanding............    100.0%                              $162,052,687
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($162,052,687 / 16,116,544)                                                        $10.06
                                                                                         ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at April 30, 2006.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                                   U.S.
                                         MONEY                                     SHORT U.S.   INTERMEDIATE    GOVERNMENT
                                         MARKET      ULTRA SHORT     ULTRA SHORT   GOVERNMENT     MORTGAGE       MORTGAGE
                                          FUND      MORTGAGE FUND       FUND          FUND          FUND           FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income....................  $2,450,750    $57,644,610     $ 5,532,187   $3,591,923   $ 6,767,337    $  4,471,556
                                       ----------    -----------     -----------   ----------   -----------    ------------
  Operating expenses:
      Investment advisory............      82,977      5,652,223         517,592     189,867        477,222         205,751
      Distribution -- Class I
        Shares.......................      63,639      3,140,109         287,549     113,921        204,525         123,451
      Distribution -- Class D
        Shares.......................      77,351             --              --          --             --              --
      Fund accounting................          --          2,954             931         871          1,756             977
      Administration.................      16,595        274,363          34,505      22,784         40,904          24,690
      Custodian......................       7,623         84,882          18,930       8,380         18,186          10,673
      Transfer agent.................       5,610         38,226           3,371       2,183          1,562           1,049
      Legal..........................      12,948        137,005          12,451      16,433         13,609           8,656
      Registration and filing fees...       7,343         13,522           5,150       5,225          7,280           5,111
      Printing.......................       2,018         50,518           5,606       4,209          6,214           4,314
      Chief Compliance Officer.......       1,481         38,302           3,503       2,224          3,977           2,449
      Trustees.......................       2,210         60,949           5,540       3,500          6,391           3,856
      Other..........................       9,034        139,983          15,911      17,417         12,551           7,977
                                       ----------    -----------     -----------   ----------   -----------    ------------
      Total expenses before fee
        reductions...................     288,829      9,633,036         911,039     387,014        794,177         398,954
      Expenses reduced by Investment
        Adviser......................     (82,977)    (2,512,115)       (230,042)         --       (136,349)             --
      Expenses reduced by
        Distributor..................     (55,317)    (1,256,034)       (115,019)         --             --              --
                                       ----------    -----------     -----------   ----------   -----------    ------------
        Net expenses.................     150,535      5,864,887         565,978     387,014        657,828         398,954
                                       ----------    -----------     -----------   ----------   -----------    ------------
        Net investment income........   2,300,215     51,779,723       4,966,209   3,204,909      6,109,509       4,072,602
                                       ----------    -----------     -----------   ----------   -----------    ------------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) FROM INVESTMENT
  ACTIVITIES:
  Realized gains/(losses) from
    investment transactions..........          --     (6,634,754)     (1,419,736)   (267,574)    (1,825,824)       (746,845)
  Change in unrealized
    appreciation/depreciation from
    investments......................          --       (222,871)        897,707    (414,728)       (34,809)     (1,440,629)
                                       ----------    -----------     -----------   ----------   -----------    ------------
    Net realized/unrealized
      gains/(losses) from
      investments....................          --     (6,857,625)       (522,029)   (682,302)    (1,860,633)     (2,187,474)
                                       ----------    -----------     -----------   ----------   -----------    ------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS.........................  $2,300,215    $44,922,098     $ 4,444,180   $2,522,607   $ 4,248,876    $  1,885,128
                                       ==========    ===========     ===========   ==========   ===========    ============

--------------------------------------------------------------------------------
See notes to financial statements.

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                      MONEY MARKET FUND
                                                              ---------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                               APRIL 30, 2006      OCTOBER 31,
                                                                (UNAUDITED)           2005
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................   $   2,300,215      $   1,587,259
     Net realized gains (losses) from investments...........              --               (407)
                                                               -------------      -------------
       Change in net assets resulting from operations.......       2,300,215          1,586,852
                                                               -------------      -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................      (1,807,610)        (1,147,360)
  Dividends paid to Class D stockholders:
     From net investment income.............................        (492,605)          (439,899)
                                                               -------------      -------------
       Total dividends paid to stockholders.................      (2,300,215)        (1,587,259)
                                                               -------------      -------------
  Capital Transactions Class I Shares:
     Proceeds from sale of shares...........................     235,368,502        261,705,750
     Proceeds from shares issued in merger..................              --         57,338,008
     Shares issued to stockholders in reinvestment of
      dividends.............................................       1,441,714            973,762
     Cost of shares repurchased.............................    (225,164,309)      (270,589,202)
  Capital Transactions Class D Shares:
     Proceeds from sale of shares...........................     304,667,608        501,905,079
     Shares issued to stockholders in reinvestment of
      dividends.............................................         321,395            278,693
     Cost of shares repurchased.............................    (305,273,756)      (482,650,150)
                                                               -------------      -------------
       Change in net assets from capital transactions.......      11,361,154         68,961,940
                                                               -------------      -------------
       Change in net assets.................................      11,361,154         68,961,533
Net Assets:
  Beginning of period.......................................     119,933,365         50,971,832
                                                               -------------      -------------
  End of period.............................................   $ 131,294,519      $ 119,933,365
                                                               =============      =============
Undistributed (distributions in excess of) net investment
  income....................................................              --                 --

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                               ULTRA SHORT                         ULTRA SHORT
                                              MORTGAGE FUND                            FUND
                                    ---------------------------------------------------------------------
                                    SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED    YEAR ENDED
                                     APRIL 30, 2006      OCTOBER 31,      APRIL 30, 2006     OCTOBER 31,
                                      (UNAUDITED)           2005           (UNAUDITED)          2005
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income.........   $   51,779,723    $    83,978,134     $  4,966,209     $   7,865,722
    Net realized gains (losses)
       from investments...........       (6,634,754)        (5,305,620)      (1,419,736)         (311,117)
    Change in unrealized
       appreciation/depreciation
       from investments...........         (222,871)       (24,363,462)         897,707        (2,150,876)
                                     --------------    ---------------     ------------     -------------
       Change in net assets
         resulting from
         operations...............       44,922,098         54,309,052        4,444,180         5,403,729
                                     --------------    ---------------     ------------     -------------
  Dividends paid to stockholders:
    From net investment income....      (52,572,689)       (96,715,388)      (5,055,232)       (8,979,200)
                                     --------------    ---------------     ------------     -------------
       Total dividends paid to
         stockholders.............      (52,572,689)       (96,715,388)      (5,055,232)       (8,979,200)
                                     --------------    ---------------     ------------     -------------
  Capital Transactions:
    Proceeds from sale of
       shares.....................       61,058,283      1,228,989,682       24,765,174        58,082,019
    Proceeds from shares issued in
       merger.....................               --                 --               --                --
    Shares issued to stockholders
       in reinvestment of
       dividends..................       21,570,711         50,763,580        1,925,705         4,339,967
    Cost of shares repurchased....     (316,047,972)    (1,880,073,755)     (46,012,651)     (118,398,525)
                                     --------------    ---------------     ------------     -------------
       Change in net assets from
         capital transactions.....     (233,418,978)      (600,320,493)     (19,321,772)      (55,976,539)
                                     --------------    ---------------     ------------     -------------
       Change in net assets.......     (241,069,569)      (642,726,829)     (19,932,824)      (59,552,010)
Net Assets:
  Beginning of period.............    2,674,297,554      3,317,024,383      231,796,503       291,348,513
                                     --------------    ---------------     ------------     -------------
  End of period...................   $2,433,227,985    $ 2,674,297,554     $211,863,679     $ 231,796,503
                                     ==============    ===============     ============     =============
Undistributed (distributions in
  excess of) net investment
  income..........................   $     (754,126)   $        38,840     $    (31,399)    $      57,624

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           SHORT U.S. GOVERNMENT             INTERMEDIATE MORTGAGE                U.S. GOVERNMENT
                                   FUND                              FUND                          MORTGAGE FUND
-------------------------------------------------------------------------------------------------------------------------
                      SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                       APRIL 30, 2006    OCTOBER 31,     APRIL 30, 2006    OCTOBER 31,     APRIL 30, 2006    OCTOBER 31,
                        (UNAUDITED)          2005         (UNAUDITED)          2005         (UNAUDITED)          2005
-------------------------------------------------------------------------------------------------------------------------
                        $  3,204,909     $  4,767,895     $  6,109,509     $ 11,582,391     $  4,072,602     $  7,876,187
                            (267,574)      (1,235,069)      (1,825,824)      (1,454,576)        (746,845)         442,997
                            (414,728)      (1,572,002)         (34,809)      (7,232,608)      (1,440,629)      (6,717,868)
                        ------------     ------------     ------------     ------------     ------------     ------------
                           2,522,607        1,960,824        4,248,876        2,895,207        1,885,128        1,601,316
                        ------------     ------------     ------------     ------------     ------------     ------------
                          (3,238,201)      (5,316,782)      (6,113,964)     (11,947,390)      (4,100,853)      (8,070,389)
                        ------------     ------------     ------------     ------------     ------------     ------------
                          (3,238,201)      (5,316,782)      (6,113,964)     (11,947,390)      (4,100,853)      (8,070,389)
                        ------------     ------------     ------------     ------------     ------------     ------------
                           2,571,443          479,006               --            5,861           47,835        8,536,787
                                  --       37,647,694               --               --               --               --
                           1,743,309        2,938,848        1,835,896        4,587,877        2,659,586        6,376,177
                          (9,579,388)     (34,639,544)     (21,501,781)     (15,888,564)      (4,487,104)      (9,263,751)
                        ------------     ------------     ------------     ------------     ------------     ------------
                          (5,264,636)       6,426,004      (19,665,885)     (11,294,826)      (1,779,683)       5,649,213
                        ------------     ------------     ------------     ------------     ------------     ------------
                          (5,980,230)       3,070,046      (21,530,973)     (20,347,009)      (3,995,408)        (819,860)
                         156,322,134      153,252,088      277,961,031      298,308,040      166,048,095      166,867,955
                        ------------     ------------     ------------     ------------     ------------     ------------
                        $150,341,904     $156,322,134     $256,430,058     $277,961,031     $162,052,687     $166,048,095
                        ============     ============     ============     ============     ============     ============
                        $    (44,955)    $    (11,663)    $     (5,124)    $       (669)    $    (56,986)    $    (28,735)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS I SHARES
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED
                                    APRIL 30,                        YEAR ENDED OCTOBER 31,
                                       2006         --------------------------------------------------------
                                   (UNAUDITED)        2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................      $    1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                    ---------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.0211         0.0264      0.0104      0.0096      0.0152      0.0441
  Net realized losses from
     investments..............             --             --(a)       --          --          --          --
                                    ---------       --------    --------    --------    --------    --------
       Total from investment
          operations..........         0.0211         0.0264      0.0104      0.0096      0.0152      0.0441
                                    ---------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.0211)       (0.0264)    (0.0104)    (0.0096)    (0.0152)    (0.0441)
                                    ---------       --------    --------    --------    --------    --------
Net asset value, end of
  period......................      $    1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                    =========       ========    ========    ========    ========    ========
Total return..................          2.13%(b)       2.68%       1.04%       0.97%       1.54%       4.50%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)...............      $  92,957       $ 81,311    $ 31,883    $ 40,737    $ 30,571    $ 45,491
  Ratio of expenses to average
     net assets...............          0.17%(c)       0.17%       0.11%       0.18%       0.26%       0.30%
  Ratio of net investment
     income to average net
     assets...................          4.26%(c)       2.84%       1.04%       0.96%       1.53%       4.31%
  Ratio of expenses to average
     net assets*..............          0.42%(c)       0.42%       0.41%       0.39%       0.41%       0.45%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share were less than $0.00005.

(b) Not Annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS D SHARES
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                   SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                 APRIL 30, 2006     --------------------------------------------------------
                                   (UNAUDITED)        2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.....................       $   1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                    --------        --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income......         0.0189          0.0219      0.0054      0.0046      0.0104      0.0397
  Net realized losses from
     investments.............             --              --(a)       --          --          --          --
                                    --------        --------    --------    --------    --------    --------
       Total from investment
          operations.........         0.0189          0.0219      0.0054      0.0046      0.0104      0.0397
                                    --------        --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income................        (0.0189)        (0.0219)    (0.0054)    (0.0046)    (0.0104)    (0.0397)
                                    --------        --------    --------    --------    --------    --------
Net asset value, end of
  period.....................       $   1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                    ========        ========    ========    ========    ========    ========
     Total return............          1.90%(b)        2.22%       0.54%       0.47%       1.05%       4.04%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)..............       $ 38,338        $ 38,622    $ 19,089    $ 23,525    $ 15,039    $  8,787
  Ratio of expenses to
     average net assets......          0.62%(c)        0.63%       0.61%       0.67%       0.75%       0.75%
  Ratio of net investment
     income to average net
     assets..................          3.82%(c)        2.23%       0.54%       0.45%       1.04%       3.46%
  Ratio of expenses to
     average net assets*.....          0.87%(c)        0.88%       0.86%       0.84%       0.86%       0.91%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share were less than $0.00005.

(b) Not Annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                SIX MONTHS
                                  ENDED                             YEAR ENDED OCTOBER 31,
                              APRIL 30, 2006    --------------------------------------------------------------
                               (UNAUDITED)         2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period.................    $     9.69      $     9.83   $     9.88   $     9.95   $     9.97   $     9.86
                                ----------      ----------   ----------   ----------   ----------   ----------
Income from investment
  operations:
  Net investment income.....        0.1982          0.2706       0.1824       0.1778       0.2947       0.5319
  Net realized and
     unrealized gains
     (losses) from
     investments............       (0.0269)        (0.0930)     (0.0070)     (0.0230)      0.0124       0.1386
                                ----------      ----------   ----------   ----------   ----------   ----------
     Total from investment
       operations...........        0.1713          0.1776       0.1754       0.1548       0.3071       0.6705
                                ----------      ----------   ----------   ----------   ----------   ----------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income...............       (0.2013)        (0.3176)     (0.2254)     (0.2248)     (0.3271)     (0.5605)
                                ----------      ----------   ----------   ----------   ----------   ----------
Change in net asset value...         (0.03)          (0.14)       (0.05)       (0.07)       (0.02)        0.11
                                ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of
  period....................    $     9.66      $     9.69   $     9.83   $     9.88   $     9.95   $     9.97
                                ==========      ==========   ==========   ==========   ==========   ==========
Total return................         1.78%(a)        1.83%        1.79%        1.57%        3.13%        6.98%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's).............    $2,433,228      $2,674,298   $3,317,024   $4,596,939   $3,389,975   $2,064,844
  Ratio of expenses to
     average net assets.....         0.47%(b)        0.46%        0.44%        0.44%        0.45%        0.49%
  Ratio of net investment
     income to average net
     assets.................         4.12%(b)        2.80%        1.92%        1.72%        2.91%        5.37%
  Ratio of expenses to
     average net assets*....         0.77%(b)        0.76%        0.72%        0.71%        0.75%        0.79%
  Portfolio turnover rate...           27%(a)          63%          50%         117%         107%          72%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not Annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                SIX MONTHS                                        NOVEMBER 14,
                                                  ENDED             YEAR ENDED OCTOBER 31,         2001(A) TO
                                              APRIL 30, 2006    ------------------------------     OCTOBER 31,
                                               (UNAUDITED)        2005       2004       2003          2002
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........     $   9.74       $   9.87   $   9.92   $   9.95      $  10.00
                                                 --------       --------   --------   --------      --------
Income from investment operations:
  Net investment income.....................       0.2088         0.2909     0.1985     0.1601        0.2204
  Net realized and unrealized gains (losses)
     from investments.......................      (0.0262)       (0.0832)   (0.0217)    0.0242        0.0058
                                                 --------       --------   --------   --------      --------
       Total from investment operations.....       0.1826         0.2077     0.1768     0.1843        0.2262
                                                 --------       --------   --------   --------      --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............      (0.2126)       (0.3377)   (0.2268)   (0.2143)      (0.2762)
                                                 --------       --------   --------   --------      --------
Change in net asset value...................        (0.03)         (0.13)     (0.05)     (0.03)        (0.05)
                                                 --------       --------   --------   --------      --------
Net asset value, end of period..............     $   9.71       $   9.74   $   9.87   $   9.92      $   9.95
                                                 ========       ========   ========   ========      ========
Total return................................        1.89%(b)       2.14%      1.80%      1.87%         2.29%(b)
Ratios/Supplemental data:
  Net assets, end of period (in 000's)......     $211,864       $231,797   $291,349   $251,668      $287,116
  Ratio of expenses to average net assets...        0.49%(c)       0.49%      0.47%      0.47%         0.50%(c)
  Ratio of net investment income to average
     net assets.............................        4.32%(c)       2.99%      2.00%      1.66%         2.11%(c)
  Ratio of expenses to average net
     assets*................................        0.79%(c)       0.79%      0.77%      0.77%         0.80%(c)
  Portfolio turnover rate...................          41%(b)         36%       118%       126%          127%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                   SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                 APRIL 30, 2006     --------------------------------------------------------
                                   (UNAUDITED)        2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.....................       $  10.37        $  10.61    $  10.68    $  10.78    $  10.75    $  10.34
                                    --------        --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income......         0.1793          0.3421      0.2640      0.2738      0.3512      0.5652
  Net realized and unrealized
     gains (losses) from
     investments.............        (0.0102)        (0.2035)    (0.0415)    (0.0686)     0.0674      0.4086
                                    --------        --------    --------    --------    --------    --------
       Total from investment
          operations.........         0.1691          0.1386      0.2225      0.2052      0.4186      0.9738
                                    --------        --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income................        (0.2191)        (0.3786)    (0.2925)    (0.3052)    (0.3886)    (0.5638)
                                    --------        --------    --------    --------    --------    --------
Change in net asset value....          (0.05)          (0.24)      (0.07)      (0.10)       0.03        0.41
                                    --------        --------    --------    --------    --------    --------
Net asset value, end of
  period.....................       $  10.32        $  10.37    $  10.61    $  10.68    $  10.78    $  10.75
                                    ========        ========    ========    ========    ========    ========
Total return.................          1.64%(a)        1.33%       2.11%       1.92%       3.98%       9.66%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)..............       $150,342        $156,322    $153,252    $232,605    $162,170    $191,632
  Ratio of expenses to
     average net assets......          0.51%(b)        0.50%       0.48%       0.47%       0.49%       0.51%
  Ratio of net investment
     income to average net
     assets..................          4.22%(b)        3.24%       2.50%       2.47%       3.35%       5.25%
  Portfolio turnover rate....             5%(a)          95%        152%         72%         75%         54%

--------------------------------------------------------------------------------
(a) Not Annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                   SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                 APRIL 30, 2006     --------------------------------------------------------
                                   (UNAUDITED)        2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.....................       $   9.28        $   9.57    $   9.62    $   9.79    $   9.83    $   9.33
                                    --------        --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income......         0.2059          0.3792      0.2892      0.2525      0.4155      0.5675
  Net realized and unrealized
     gains (losses) from
     investments.............        (0.0698)        (0.2778)    (0.0233)    (0.1156)    (0.0213)     0.4861
                                    --------        --------    --------    --------    --------    --------
       Total from investment
          operations.........         0.1361          0.1014      0.2659      0.1369      0.3942      1.0536
                                    --------        --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income................        (0.2061)        (0.3914)    (0.3159)    (0.3069)    (0.4342)    (0.5536)
                                    --------        --------    --------    --------    --------    --------
Change in net asset value....          (0.07)          (0.29)      (0.05)      (0.17)      (0.04)       0.50
                                    --------        --------    --------    --------    --------    --------
Net asset value, end of
  period.....................       $   9.21        $   9.28    $   9.57    $   9.62    $   9.79    $   9.83
                                    ========        ========    ========    ========    ========    ========
Total return.................          1.48%(a)        1.07%       2.81%       1.41%       4.13%      11.59%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)..............       $256,430        $277,961    $298,308    $347,858    $240,645    $204,891
  Ratio of expenses to
     average net assets......          0.48%(b)        0.48%       0.47%       0.47%       0.47%       0.50%
  Ratio of net investment
     income to average net
     assets..................          4.48%(b)        4.02%       3.02%       2.52%       4.28%       5.74%
  Ratio of expenses to
     average net assets*.....          0.58%(b)        0.58%       0.57%       0.57%       0.57%       0.60%
  Portfolio turnover rate....            22%(a)          95%        148%         98%         54%         47%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not Annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                   SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                 APRIL 30, 2006     --------------------------------------------------------
                                   (UNAUDITED)        2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.....................       $  10.19        $  10.59    $  10.56    $  10.77    $  10.83    $  10.27
                                    --------        --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income......         0.2495          0.4855      0.3875      0.3689      0.5116      0.6381
  Net realized and unrealized
     gains (losses) on
     investments.............        (0.1283)        (0.3880)     0.0795     (0.1511)    (0.0377)     0.5590
                                    --------        --------    --------    --------    --------    --------
       Total from investment
          operations.........         0.1212          0.0975      0.4670      0.2178      0.4739      1.1971
                                    --------        --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income................        (0.2512)        (0.4975)    (0.4370)    (0.4278)    (0.5339)    (0.6371)
                                    --------        --------    --------    --------    --------    --------
Change in net asset value....          (0.13)          (0.40)       0.03       (0.21)      (0.06)       0.56
                                    --------        --------    --------    --------    --------    --------
Net asset value, end of
  period.....................       $  10.06        $  10.19    $  10.59    $  10.56    $  10.77    $  10.83
                                    ========        ========    ========    ========    ========    ========
Total return.................          1.19%(a)        0.92%       4.52%       2.04%       4.54%      11.99%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)..............       $162,053        $166,048    $166,868    $204,566    $ 94,154    $105,713
  Ratio of expenses to
     average net assets......          0.48%(b)        0.48%       0.47%       0.47%       0.47%       0.50%
  Ratio of net investment
     income to average net
     assets..................          4.95%(b)        4.66%       3.70%       3.39%       4.80%       6.09%
  Portfolio turnover rate....            37%(a)          71%        171%        102%         82%         86%

--------------------------------------------------------------------------------
(a) Not Annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Asset Management Fund (the "Trust") was reorganized as a Delaware Statutory Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of April 30, 2006, the Trust is authorized to issue an unlimited number of shares in six separate Funds: the Money Market Fund, the Ultra Short Mortgage Fund (formerly the Adjustable Rate Mortgage (ARM) Fund), the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offer a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Fund:

  Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

  As of April 30, 2006, the Funds' investments are generally valued at prices obtained from an independent pricing service or, for certain securities, the Board of Trustees has approved the daily use of a matrix pricing system developed by the Adviser that the Board believes reflects the fair value of such securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

REPURCHASE AGREEMENTS

Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

  Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. As of April 30, 2006, the Funds did not own any when-issued or delayed-delivery securities.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

B. Fees and transactions with affiliates were as follows:

  Shay Assets Management, Inc. ("SAMI") serves the Trust as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. ("SISI"), which is majority-owned by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and the President of SAMI and Shay Financial Services, Inc ("SFSI").

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

  As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

  The investment advisory fee rate for the Money Market Fund is 0.15% of the first $500 million, 0.125% of the next $500 million, and 0.10% of such net assets in excess of $1 billion. The Adviser waived its entire fee for the six months ended April 30, 2006.

  The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of such net assets in excess of $5 billion. The Adviser waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the six months ended April 30, 2006.

  The investment advisory fee rate for the Ultra Short Fund is 0.45% of the average daily net assets. The Adviser waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the six months ended April 30, 2006.

  The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of such net assets in excess of $1.5 billion.

  The investment advisory fee rate for the Intermediate Mortgage Fund is 0.35% of the first $500 million, 0.275% of the next $500 million, 0.20% of the next $500 million, and 0.10% of such net assets in excess of $1.5 billion. The Adviser waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the six months ended April 30, 2006.

  The Adviser has agreed to reduce its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds 0.75%.

  SFSI serves the Trust as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and the President of SAMI and SFSI.

  As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

  The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of such combined net assets in excess of $2 billion. The Distributor waived a portion of its 12b-1 fee for the Class I Shares of the Money Market Fund. The Money Market distribution fee waiver amounted to $42,426 for Class I Shares for the six months ended April 30, 2006.

  The distribution fee rate for the Money Market Fund Class D Shares is 0.60% of average daily net assets. The Distributor is currently voluntarily waiving a portion of the 12b-1 fees so that Total Fund Operating Expenses do not exceed 0.75% of average daily net assets. The Money Market Fund Class D distribution fee waiver amounted to $12,892 for Class D Shares for the six months ended April 30, 2006.

  The distribution fee rate for each of the Ultra Short Mortgage Fund and the Ultra Short Fund,

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

computed separately, is 0.25% of average daily net assets. The Distributor waived a portion of its fee so that the Ultra Short Mortgage Fund and the Ultra Short Fund paid 0.15% of average daily net assets for the six months ended April 30, 2006.

  The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $500 million, and 0.075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), serves the Trust as administrator (the "Administrator"), fund accountant and transfer agent (the "Transfer Agent"). BISYS Ohio is a wholly-owned subsidiary of The BISYS Group, Inc. The fee rate for BISYS Ohio's services for each of the Funds, computed separately, is as follows: 0.03% of the first $1 billion, 0.02% of the next $1 billion, and 0.01% of such net assets in excess of $2 billion, with a minimum annual fee of $393,200 for the Trust. In addition, the Transfer Agent receives a $15.00 per account per Fund annual processing fee.

  Under a Compliance Services Agreement between the Funds' and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Funds' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid BISYS Ohio $51,936 for the six months ended April 30, 2006, plus certain out of pocket expenses. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

C. Transactions in shares of the Trust for the six months ended April 30, 2006 and the year ended October 31, 2005, were as follows:
--------------------------------------------------------------------------------

                                                                       MONEY MARKET FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2006       YEAR ENDED
                                                                (UNAUDITED)      OCTOBER 31, 2005
-------------------------------------------------------------------------------------------------
Share transactions Class I:
  Sale of shares............................................     235,368,502        261,705,751
  Shares issued in merger...................................              --         57,338,008
  Shares issued to stockholders in reinvestment dividends...       1,441,714            973,762
  Shares repurchased........................................    (225,164,309)      (270,589,202)
                                                                ------------       ------------
  Net increase (decrease)...................................      11,645,907         49,428,319
  Shares Outstanding
     Beginning of period....................................      81,322,632         31,894,313
                                                                ------------       ------------
     End of period..........................................      92,968,539         81,322,632
                                                                ============       ============
Share transactions Class D:
  Sale of shares............................................     304,667,609        501,905,079
  Shares issued to stockholders in reinvestment dividends...         321,395            278,693
  Shares repurchased........................................    (305,273,756)      (482,650,150)
                                                                ------------       ------------
  Net increase (decrease)...................................        (284,752)        19,533,622
  Shares Outstanding
     Beginning of period....................................      38,622,684         19,089,062
                                                                ------------       ------------
     End of period..........................................      38,337,932         38,622,684
                                                                ============       ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                              ULTRA SHORT                           ULTRA SHORT
                                             MORTGAGE FUND                             FUND
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      SIX MONTHS ENDED
                                   APRIL 30, 2006       YEAR ENDED       APRIL 30, 2006       YEAR ENDED
                                    (UNAUDITED)      OCTOBER 31, 2005     (UNAUDITED)      OCTOBER 31, 2005
-----------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares................      6,302,556         125,368,028         2,543,904          5,906,390
  Shares issued to stockholders
     in reinvestment
     dividends..................      2,228,721           5,195,013           197,931            442,285
  Shares repurchased............    (32,632,861)       (192,009,060)       (4,729,799)       (12,057,722)
                                    -----------        ------------        ----------        -----------
  Net increase (decrease).......    (24,101,584)        (61,446,019)       (1,987,964)        (5,709,047)
  Shares Outstanding
     Beginning of period........    275,860,888         337,306,907        23,797,198         29,506,245
                                    -----------        ------------        ----------        -----------
     End of period..............    251,759,304         275,860,888        21,809,234         23,797,198
                                    ===========        ============        ==========        ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              SHORT U.S.                       INTERMEDIATE MORTGAGE
                                            GOVERNMENT FUND                            FUND
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      SIX MONTHS ENDED
                                   APRIL 30, 2006       YEAR ENDED       APRIL 30, 2006       YEAR ENDED
                                    (UNAUDITED)      OCTOBER 31, 2005     (UNAUDITED)      OCTOBER 31, 2005
-----------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares................        248,107             45,381                 --                616
  Shares issued in merger.......             --          3,615,243                 --                 --
  Shares issued to stockholders
     in reinvestment
     dividends..................        168,434            280,471            198,400            485,783
  Shares repurchased............       (923,938)        (3,313,114)        (2,332,044)        (1,683,081)
                                     ----------         ----------         ----------         ----------
  Net increase (decrease).......       (507,397)           627,981         (2,133,644)        (1,196,682)
  Shares Outstanding
     Beginning of period........     15,069,328         14,441,347         29,961,797         31,158,479
                                     ----------         ----------         ----------         ----------
     End of period..............     14,561,931         15,069,328         27,828,153         29,961,797
                                     ==========         ==========         ==========         ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                        U.S. GOVERNMENT
                                                                         MORTGAGE FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2006       YEAR ENDED
                                                                (UNAUDITED)      OCTOBER 31, 2005
-------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares............................................          4,693            811,407
  Shares issued to stockholders in reinvestment dividends...        261,950            611,314
  Shares repurchased........................................       (445,064)          (887,848)
                                                                 ----------         ----------
  Net increase (decrease)...................................       (178,421)           534,873
  Shares Outstanding
     Beginning of period....................................     16,294,965         15,760,092
                                                                 ----------         ----------
     End of period..........................................     16,116,544         16,294,965
                                                                 ==========         ==========

--------------------------------------------------------------------------------

D. At April 30, 2006, Net Assets consisted of the following:
--------------------------------------------------------------------------------

                                                                                                                      U.S.
                                                    ULTRA                          SHORT U.S.     INTERMEDIATE     GOVERNMENT
                                MONEY MARKET    SHORT MORTGAGE    ULTRA SHORT      GOVERNMENT       MORTGAGE        MORTGAGE
                                    FUND             FUND             FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------
Capital.......................  $131,490,705    $2,535,353,401    $219,637,093    $156,844,383    $272,787,668    $174,163,406
Undistributed (distributions
  in excess of) net investment
  income......................            --          (754,126)        (31,399)        (44,955)         (5,124)        (56,986)
Accumulated net realized
  gain/(loss).................      (196,186)      (94,891,081)     (7,743,543)     (4,916,783)    (12,084,101)     (8,540,188)
Net unrealized
  appreciation/(depreciation)
  of investments..............            --        (6,480,209)          1,528      (1,540,741)     (4,268,385)     (3,513,545)
                                ------------    --------------    ------------    ------------    ------------    ------------
Net Assets....................  $131,294,519    $2,433,227,985    $211,863,679    $150,341,904    $256,430,058    $162,052,687
                                ============    ==============    ============    ============    ============    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

E. At April 30, 2006, liabilities for the Funds included:
--------------------------------------------------------------------------------

                                                                                                     U.S.
                              MONEY        ULTRA                      SHORT U.S.   INTERMEDIATE   GOVERNMENT
                              MARKET   SHORT MORTGAGE   ULTRA SHORT   GOVERNMENT     MORTGAGE      MORTGAGE
                               FUND         FUND           FUND          FUND          FUND          FUND
------------------------------------------------------------------------------------------------------------
Investment advisory fee
  payable...................      --       501,343         44,282       30,872        55,057        33,335
Administration fee
  payable...................     619         8,928          1,043          740         1,262           796
Distribution fee payable....  16,645       300,807         26,569       18,523        33,034        20,001
Fund accounting fee
  payable...................      --         1,490            675          425           251            94
Transfer agent fee
  payable...................     113         6,591            477          131            --            --
Chief Compliance Officer
  payable...................     273        12,789          1,212          696         1,346           887
Distributions payable.......  78,452     5,508,932        571,128      245,086       670,726       239,695
Capital shares redeemed
  payable...................      --       110,563             --           --            --            --
Other liabilities...........   4,548       437,867         48,506       16,349        47,761        32,007

--------------------------------------------------------------------------------

F. For the six months ended April 30, 2006, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:
--------------------------------------------------------------------------------

                                                                                                  U.S.
                                                                SHORT U.S.     INTERMEDIATE    GOVERNMENT
                                 ULTRA SHORT     ULTRA SHORT    GOVERNMENT       MORTGAGE       MORTGAGE
                                MORTGAGE FUND       FUND           FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------
Purchases.....................  $317,495,399     $66,858,820    $ 6,423,853    $49,503,889     $31,325,731
Sales.........................   589,560,340      75,898,770     17,429,840     51,099,901       9,867,771

--------------------------------------------------------------------------------

For the six months ended April 30, 2006, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                                                                                            U.S.
                               ULTRA SHORT                  SHORT U.S.                   GOVERNMENT
                                MORTGAGE      ULTRA SHORT   GOVERNMENT   INTERMEDIATE     MORTGAGE
                                  FUND           FUND          FUND      MORTGAGE FUND      FUND
----------------------------------------------------------------------------------------------------
Purchases...................  $284,629,704    $ 4,900,173   $       --    $ 8,281,154    $28,677,916
Sales.......................   395,353,294     47,398,215    8,672,430     42,640,242     54,604,475

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

At April 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
--------------------------------------------------------------------------------

                                                                                          NET UNREALIZED
                                                        TAX UNREALIZED   TAX UNREALIZED    APPRECIATION
                                          TAX COST       APPRECIATION     DEPRECIATION    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
Money Market Fund....................  $  131,327,000     $       --      $         --     $        --
Ultra Short Mortgage Fund............   2,434,093,117      5,421,267       (12,090,008)     (6,668,741)
Ultra Short Fund.....................     211,507,645        595,507          (603,562)         (8,055)
Short U.S. Government Fund...........     151,182,571         95,579        (1,636,320)     (1,540,741)
Intermediate Mortgage Fund...........     260,392,334        198,214        (4,466,599)     (4,268,385)
U.S. Government Mortgage Fund........     165,120,182        138,225        (3,651,770)     (3,513,545)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

                 TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND
--------------------------------------------------------------------------------

                                                                                                                            NO. OF
                                                                                                                          PORTFOLIOS
                             POSITION(S) HELD WITH                                                                         IN FUND
                             TRUST, LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, PRIOR RELEVANT     COMPLEX
NAME, AGE AND ADDRESS      SERVED AND TERM OF OFFICE                  EXPERIENCE AND OTHER DIRECTORSHIPS                   OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Richard M. Amis........    Trustee since 1997.          President, First Federal Community Bank since 1984; Director,         6
Age: 55                    Indefinite Term of Office    First Financial Trust Company since 1993; and Chairman, Texas
630 Clarksville Street                                  Savings and Community Bankers Association from 1997 to 1998.
Paris, TX 75460
David F. Holland.......    Trustee since 1993 and       Retired; Chairman of the Board, Chief Executive Officer and           6
Age: 64                    from 1988 to 1989.           President, BostonFed Bancorp Inc. from 1995 to 2005; Chairman
17 Ledgewood Circle        Indefinite Term of Office    of the Board from 1989 to 2005 and Chief Executive Officer
Topsfield, MA 01983                                     from 1986 to 2005, Boston Federal Savings Bank; Consultant, TD
                                                        Banknorth since 2005; Director, TD Banknorth -Massachusetts since 2005.
Gerald J. Levy.........    Vice Chairman of the         Chairman since 1984 and Director since 1963, Guaranty Bank            6
Age: 73                    Board since 1997 and         (from 1959 to 1984, he held a series of officer's positions,
4000 W. Brown Deer Road    Trustee since 1982.          including President); Chairman, United States League of
Milwaukee, WI 53209        Indefinite Term of Office    Savings Institutions in 1986; Director, FISERV, Inc. since
                                                        1986; Director, Republic Mortgage Insurance Company since
                                                        1995; Director, Guaranty Financial since 1992; Director,
                                                        Federal Asset Disposition Association from 1986 to 1989;
                                                        Director since 2005, and from 1978 to 1982, Vice Chairman from
                                                        1980 to 1982, Federal Home Loan Bank of Chicago; and Member of
                                                        Advisory Committee, Federal Home Loan Mortgage Corporation and
                                                        Federal National Mortgage Corporation from 1986 to 1987.
William A. McKenna,        Trustee since 2002.          Chairman Emeritus and Trustee since 2004, Chairman of the             7
  Jr...................    Indefinite Term of Office    Board and Chief Executive Officer from 1992 to 2004 and
Age: 69                                                 President from 1985 to 2001, Ridgewood Savings Bank; Director,
71-02 Forest Avenue                                     RSGroup Trust Company since 2004; Director, Retirement System
Ridgewood, NY 11385                                     Group, Inc. since 1998; Trustee, Irish Educational Development
                                                        Foundation, Inc. since 2003; Trustee, The Catholic University of America since 2002; Trustee, RSI Retirement Trust since
                                                        1998; Director, St. Vincent's Services since 1986; Director,
                                                        Boys Hope Girls Hope since 1979; Director, Calvary Hospital
                                                        Fund since 2000; Director, St. Aloysius School since 2004;
                                                        Director, American Institute of Certified Public Accountants
                                                        since 2004; Director, AMF Large Cap Equity Institutional Fund,
                                                        Inc. since 1989; and Director, M.S.B. Fund, Inc. from 1988 to
                                                        2003.

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                                                            NO. OF
                                                                                                                          PORTFOLIOS
                             POSITION(S) HELD WITH                                                                         IN FUND
                             TRUST, LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, PRIOR RELEVANT     COMPLEX
NAME, AGE AND ADDRESS      SERVED AND TERM OF OFFICE                  EXPERIENCE AND OTHER DIRECTORSHIPS                   OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Owen....    Trustee since 2005.          President and Chief Executive Officer since 1995 and Chief            6
Age: 58                    Indefinite Term of Office    Financial Officer and Senior Vice President of Operations from
5615 Chesbro Avenue                                     1991 to 1995, Meriwest Credit Union; Director, Meriwest
San Jose, CA 95123                                      Mortgage, LLC since 1993; Vice President, Manager - Financial
                                                        Markets Group, Westpac Banking Corporation from 1983 to 1991.
Maria F. Ramirez.......    Trustee since 2005.          President and Chief Executive Officer, Maria Fiorini Ramirez,         6
Age: 58                    Indefinite Term of Office    Inc. (global economic and financial consulting firm) since
One Liberty Plaza                                       1992; Director, Independence Community Bank since 2000;
46th Floor                                              Director, Statewide Savings Bank, SLA from 1989 to 2000;
New York, NY 10006                                      Director, Schroder Hedge Funds Bermuda since January 2004;
                                                        Trustee, Pace University since 2000 and Member of Pace's Lubin
                                                        School of Business Advisory Board since 1997; Trustee, Notre
                                                        Dame High School since 2001; and Trustee, Big Brother and Big
                                                        Sister N.J. since 2003.
INTERESTED TRUSTEES AND OFFICERS
Rodger D. Shay * +.....    Chairman of the Board        Chairman and Director, Shay Investment Services, Inc. and Shay        7
Age: 69                    since 1997, Trustee since    Financial Services, Inc. since 1997; Director, Shay Assets
1000 Brickell Avenue       1993 and Trustee from        Management, Inc. since 1997 and Chairman from 1997 to 2005;
Miami, FL 33131            1985 to 1990. Indefinite     President, Chief Executive Officer and Member of the Managing
                           Term of Office               Board, Shay Assets Management Co. from 1990 to 1997; Director,
                                                        Horizon Bank, FSB from 1999 to 2005 and Chairman from 1999 to
                                                        2002; President, U.S. League Securities, Inc. from 1986 to
                                                        1992 and Director from 1986 to 1991; Vice President and
                                                        Assistant Secretary, AMF Large Cap Equity Institutional Fund,
                                                        Inc. since 1995; Vice President, M.S.B. Fund, Inc. from 1995 to 2003 and Director from 2001 to 2003; Director, First Home
                                                        Savings Bank, S.L.A. from 1990 to 1998; President, Bolton Shay and Company and Director and officer of its affiliates from
                                                        1981 to 1985; and employed by certain subsidiaries of Merrill
                                                        Lynch & Co. from 1955 to 1981 (where he served in various
                                                        executive positions including Chairman of the Board, Merrill
                                                        Lynch Government Securities, Inc.; and Managing Director, Debt
                                                        Trading Division of Merrill Lynch, Pierce, Fenner & Smith
                                                        Inc.).

--------------------------------------------------------------------------------
* This Trustee is an "interested person" of the Trust under the 1940 Act because he holds certain positions with the Trust's Distributor and/or Investment Adviser and because of his financial interest in Shay Investment Services, Inc., parent company of the Trust's Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.

+ Rodger D. Shay, Chairman of the Board of Trustees and Trustee, is the father of Rodger D. Shay, Jr., Trustee and President.

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                                                            NO. OF
                                                                                                                          PORTFOLIOS
                             POSITION(S) HELD WITH                                                                         IN FUND
                             TRUST, LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, PRIOR RELEVANT     COMPLEX
NAME, AGE AND ADDRESS      SERVED AND TERM OF OFFICE                  EXPERIENCE AND OTHER DIRECTORSHIPS                   OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
Rodger D. Shay, Jr. *      Trustee since 2002.          President and Chief Executive Officer, Shay Financial                 6
  +....................    Indefinite Term of Office    Services, Inc. since 1997; President, Shay Assets Management,
Age: 46                                                 Inc. since 2005 and Senior Vice President from 1997 to 2005;
230 West Monroe Street     President since 2005.        Director, Family Financial Holdings, LLC since 2000; Director,
Suite 2810                 Term of Office Expires       First Financial Bank and Trust since 2003; and Director, First
Chicago, IL 60606          2007                         Federal Savings and Loan of Memphis from 1989 to 1991.
Edward E. Sammons,         Vice President since         Chairman, Shay Assets Management, Inc. since 2005 and                 -
  Jr...................    2005. Term of Office         President from 1997 to 2005; Executive Vice President and
Age: 66                    Expires 2007                 Member of the Managing Board, Shay Assets Management Co. from
230 West Monroe Street                                  1990 to 1997; Executive Vice President and Member of the
Suite 2810                                              Managing Board, Shay Financial Services, Co. from 1990 to
Chicago, IL 60606                                       1997; Vice President and Secretary, AMF Large Cap Equity
                                                        Institutional Fund, Inc. since 1995; and Vice President and
                                                        Secretary, M.S.B. Fund, Inc. from 1995 to 2003.
Robert T. Podraza......    Vice President and           Vice President, Shay Investment Services, Inc. since 1990;            -
Age: 61                    Assistant Treasurer since    Vice President and Chief Compliance Officer, Shay Financial
1000 Brickell Avenue       1998. Term of Office         Services, Inc. since 1990 and 1997, respectively; Vice
Miami, FL 33131            Expires 2007                 President since 1990 and Chief Compliance Officer from 1997 to
                                                        2004, Shay Assets Management, Inc.; Chief Compliance Officer,
                                                        Shay Financial Services Co. and Shay Assets Management Co.
                                                        from 1989 to 1997; and Director, National Society of
                                                        Compliance Professionals from 1996 to 1999.
Trent M. Statczar......    Treasurer since 2002.        Financial Services Vice President, BISYS Investment Services          -
Age: 34                    Term of Office Expires       since 2003; Financial Services Director, BISYS Investment
3435 Stelzer Road          2007                         Services from 2000 to 2003; Financial Services Manager, BISYS
Columbus, OH 43219                                      Investment Services from 1998 to 2000; Financial Services
                                                        Associate Manager, BISYS Investment Services from 1997 to
                                                        1998; Treasurer, AMF Large Cap Equity Institutional Fund, Inc.
                                                        since 2002.

--------------------------------------------------------------------------------
* This Trustee is an "interested person" of the Trust under the 1940 Act because he holds certain positions with the Trust's Distributor and/or Investment Adviser and because of his financial interest in Shay Investment Services, Inc., parent company of the Trust's Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.

+ Rodger D. Shay, Jr., Trustee and President, is the son of Rodger D. Shay,
  Chairman of the Board of Trustees and Trustee.

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                                                            NO. OF
                                                                                                                          PORTFOLIOS
                             POSITION(S) HELD WITH                                                                         IN FUND
                             TRUST, LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, PRIOR RELEVANT     COMPLEX
NAME, AGE AND ADDRESS      SERVED AND TERM OF OFFICE                  EXPERIENCE AND OTHER DIRECTORSHIPS                   OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Ellenwood....    Secretary since 1998.        Chief Compliance Officer since 2004, Operations/ Compliance           -
Age: 36                    Term of Office Expires       Officer from 2003 to 2004, Operations Manager from 1997 to
230 West Monroe Street     2007                         2003, Shay Assets Management, Inc.; Compliance Analyst, Shay
Suite 2810                                              Financial Services, Inc. since 1996.
Chicago, IL 60606
Frederick J. Schmidt...    Chief Compliance Officer     Senior Vice President and Chief Compliance Officer, CCO               -
Age: 46                    since 2004. Term of          Services of BISYS Fund Services since 2004; Chief Compliance
90 Park Avenue             Office Expires 2007          Officer of four other investment companies or fund complexes
10th Floor                                              that CCO Services of BISYS Fund Services provides compliance
New York, NY 10016                                      services since 2004; President, FJS Associates (regulatory consulting firm) from 2002 to 2004; Vice President, Credit
                                                        Agricole Asset Management, U.S. from 1987 to 2002.
Christine A. Cwik......    Assistant Secretary since    Executive Secretary, Shay Assets Management, Inc. since 1999;         -
Age: 56                    1999. Term of Office         Executive Secretary, Shay Investment Services, Inc. from 1997
230 West Monroe Street     Expires 2007                 to 1999; Executive Secretary, Chicago Bonding from 1991 to
Suite 2810                                              1997.
Chicago, IL 60606
Alaina V. Metz.........    Assistant Secretary since    Vice President, BISYS Fund Services since 2002; Chief
Age: 38                    1999 and Assistant           Administrative Officer, BISYS Fund Services from 1995 to 2002;
3435 Stelzer Road          Treasurer since 2002.        Assistant Secretary and Assistant Treasurer, AMF Large Cap
Columbus, OH 43219         Term of Office Expires       Equity Institutional Fund, Inc. since 1999 and 2002,
                           2007                         respectively.
Kinga Kapuscinski......    Assistant Secretary since    Assistant Counsel, BISYS Fund Services, Inc. (2004- present);
Age: 34                    April 2006                   Associate, Goodwin Procter LLP (2001-2004); Federal Law Clerk,
100 Summer Street                                       U.S. District Court for the District of Massachusetts
Ste. 1500                                               (1999-2001).
Boston, MA 02110

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

A. SECURITY ALLOCATION

MONEY MARKET FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Repurchase Agreements.......................................      100.0%
                                                                  -----
Total.......................................................      100.0%
                                                                  =====

--------------------------------------------------------------------------------

ULTRA SHORT MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       55.8%
Fixed Rate Mortgage-Related Securities......................       23.8%
Repurchase Agreements.......................................       18.8%
U.S. Treasury Obligations...................................        1.0%
U.S. Government Agency Securities...........................        0.4%
                                                                  -----
Total.......................................................       99.8%
                                                                  =====

--------------------------------------------------------------------------------

ULTRA SHORT FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       65.1%
Repurchase Agreements.......................................       34.7%
                                                                  -----
Total.......................................................       99.8%
                                                                  =====

--------------------------------------------------------------------------------

SHORT U.S. GOVERNMENT FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       48.3%
Adjustable Rate Mortgage-Related Securities.................       32.4%
Repurchase Agreements.......................................       15.6%
U.S. Treasury Obligations...................................        3.2%
                                                                  -----
Total.......................................................       99.5%
                                                                  =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

INTERMEDIATE MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       47.7%
Fixed Rate Mortgage-Related Securities......................       42.8%
Repurchase Agreements.......................................        9.4%
                                                                  -----
Total.......................................................       99.9%
                                                                  =====

--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       71.8%
Adjustable Rate Mortgage-Related Securities.................       24.3%
Repurchase Agreements.......................................        3.6%
                                                                  -----
Total.......................................................       99.7%
                                                                  =====

--------------------------------------------------------------------------------

B. EXPENSE COMPARISON:

  As a shareholder of the Asset Management Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution (12b-1 fees); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Asset Management Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

ACTUAL EXPENSES

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------

                                       BEGINNING     ENDING ACCOUNT     EXPENSE PAID        EXPENSE RATIO
                                     ACCOUNT VALUE       VALUE         DURING PERIOD*      DURING PERIOD**
                                        11/1/05         4/30/06       11/1/05 - 4/30/06   11/1/05 - 4/30/06
-----------------------------------------------------------------------------------------------------------
Money Market Fund........  Class I     $1,000.00       $1,021.30            $0.85               0.17%
                           Class D      1,000.00        1,019.00             3.10               0.62%
Ultra Short Mortgage
  Fund...................               1,000.00        1,017.80             2.35               0.47%
Ultra Short Fund.........               1,000.00        1,018.90             2.45               0.49%
Short U.S. Government
  Fund...................               1,000.00        1,016.40             2.55               0.51%
Intermediate Mortgage
  Fund...................               1,000.00        1,014.80             2.40               0.48%
U.S. Government Mortgage
  Fund...................               1,000.00        1,011.90             2.39               0.48%

--------------------------------------------------------------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on each Asset Management Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                       BEGINNING     ENDING ACCOUNT     EXPENSE PAID        EXPENSE RATIO
                                     ACCOUNT VALUE       VALUE         DURING PERIOD*      DURING PERIOD**
                                        11/1/05         4/30/06       11/1/05 - 4/30/06   11/1/05 - 4/30/06
-----------------------------------------------------------------------------------------------------------
Money Market Fund........  Class I     $1,000.00       $1,023.95            $0.85               0.17%
                           Class D      1,000.00        1,021.72             3.11               0.62%
Ultra Short Mortgage
  Fund...................               1,000.00        1,022.46             2.36               0.47%
Ultra Short Fund.........               1,000.00        1,022.36             2.46               0.49%
Short U.S. Government
  Fund...................               1,000.00        1,022.27             2.56               0.51%
Intermediate Mortgage
  Fund...................               1,000.00        1,022.41             2.41               0.48%
U.S. Government Mortgage
  Fund...................               1,000.00        1,022.41             2.41               0.48%

--------------------------------------------------------------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Annualized.

C. BOARD CONSIDERATIONS IN
   APPROVING ADVISORY AGREEMENTS:

  The Board of Trustees of Asset Management Fund (the "Trust") approved the renewal of the investment advisory agreement for each series of the Trust (each, a "Fund" and collectively, the "Funds") with the Funds' investment adviser, Shay Assets Management, Inc. (the "Adviser"), at a meeting on January 31, 2006. In considering renewal of the investment advisory agreements, the Board of Trustees (the "Board") received a recommendation from the Independent Trustees for the renewal of each investment advisory agreement.

  In preparation for their review process, the Independent Trustees met with the Trust's counsel and discussed the type and nature of information to be provided and sent a formal request for information to the Adviser. The Adviser provided information in response to the request.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Among other information, the Independent Trustees reviewed materials to assess the services provided by the Adviser, information comparing the performance, investment advisory fees and expense ratios of each Fund to other mutual funds, and information about the profitability of the investment advisory agreements to the Adviser, economies of scale and fall-out benefits to the Adviser and its affiliates as a result of its relationship with the Funds. The Independent Trustees also received a memorandum from Trust counsel advising them of their duties and responsibilities in connection with the review of the investment advisory agreements. In considering renewal of the investment advisory agreement, the Independent Trustees met independently of management and of the interested Trustees to review and discuss materials received from the Adviser and Trust counsel. The Independent Trustees noted that the Board also received regular information throughout the year regarding the performance and operating results of each Fund. Based upon the information reviewed and their accumulated experience as Board members in working with the Adviser and overseeing the Funds, the Independent Trustees determined to recommend renewal of the investment advisory agreements.

  Based upon the recommendation from the Independent Trustees as well as its own review, the Board concluded that it was in the best interest of each Fund to renew each investment advisory agreement. In reaching this conclusion for each Fund, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

  Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided under the investment advisory agreements. The Board reviewed the experience and skills of senior management and the investment management team and the organizational stability of the Adviser. The Board also considered the Adviser's ability to manage investments that met the special needs of the shareholders of the Funds. The Board also considered the compliance program established by the Adviser and the level of compliance attained by the Adviser. The Board additionally considered the portfolio securities valuation services provided by the Adviser. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Adviser provides to each Fund were satisfactory.

  Investment Performance. The Board reviewed each Fund's investment performance over short-term (three-months and one-year) and longer-term (three-year, five-year and ten-year) periods, as applicable, and compared this information to the performance of a peer group of funds in the same Lipper category based on information and data prepared by Lipper Inc. The Board considered whether investment results were consistent with a Fund's investment objective and policies and noted that the Funds (other than the Ultra Short Fund) limit their investments and investment techniques in order to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulations while the peer group of funds for the most part are not subject to such limitations. The Board concluded that investment performance met acceptable levels of investment performance, taking into account the circumstances of each Fund. The Board noted the performance of the Money Market Fund - Class D Shares as compared to the broad peer group of institutional U.S. government money market funds. In making this comparison, the Board took into account the effect on performance of the higher 12b-1 fees associated with third party distribution arrangements or sweep arrangements, which fees are paid for the services provided under these ar-

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

rangements, which may not be available with other funds. In reviewing the performance of the Intermediate Mortgage Fund, the Board also noted that the Fund has a shorter duration than its Lipper peer group of funds, which impacts its relative performance. The Board also took into account the Fund's favorable short-term performance and the Adviser's adherence to its investment style and strategies and the Fund's investment limitations. The Board also took note of supplemental information provided by the Adviser regarding the Fund's favorable ranking within its Morningstar peer group, in which it is given a 4-star rating. On the basis of this evaluation and its ongoing review of investment results, the Board concluded that the Adviser's performance was satisfactory as to all Funds with respect to investment performance.

  Fees and Expenses. The Board reviewed each Fund's investment advisory fees and total expense ratios. The Board received information, based upon data supplied by Lipper Inc. comparing each Fund's investment advisory fee and total expense ratio to the investment advisory fees and total expense ratios of funds in a peer group. The Board also received information on fee waivers and/or reimbursements and noted that all of the Funds, other than the Short U.S. Government Fund and U.S. Government Mortgage Fund currently were benefiting from fee waivers. The information provided to the Board showed that each Fund's investment advisory fee after taking into account fee waivers was below the industry average. The information also showed that the actual total expense ratio of each Fund was below or within a reasonable range of the peer group average. The Board noted that historically the Adviser has waived fees consistent with the current waiver levels. The Board also concluded that the contractual advisory fees are within a reasonable range of the industry average and that the Adviser has indicated an intention to continue the current level of waivers for at least the Ultra Short Mortgage Fund and the Ultra Short Fund for another year. On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Adviser for managing each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Adviser.

  Profitability. The Board considered certain financial information related to the costs and profitability of the Adviser's investment advisory agreements with the Funds. The Board also considered that for the Money Market Fund, the net income generated from the advisory relationship was negative. The Board also received the financial statements of the Adviser and its parent company, Shay Investment Services, Inc., for various periods. Based upon the information provided, the Board concluded that the profits realized by the Adviser in connection with the management of the Funds were not unreasonable.

  Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Board noted that the current fee structure is comprised of breakpoints for each Fund except for the Ultra Short Fund. The Board concluded that given the size of the Ultra Short Fund the institution of breakpoints was not necessary at this time. The Board also considered whether the investment advisory fee rate for each Fund is reasonable in relation to the size of such Fund. The Board concluded that the investment advisory fee schedule reflects an appropriate level of sharing of any economies of scale.

  Other Benefits to the Adviser. The Board also considered the character and amount of other incidental benefits received by the Adviser and its affiliate, Shay Financial Services, Inc., which

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ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

acts as the Trust's distributor, as a result of the Adviser's relationship with the Funds. The Board considered payments under the Funds' Rule 12b-1 Plan to the distributor and noted that the distributor reported a net loss on distribution services provided to the Trust during the fiscal year ended October 31, 2005. The Board considered the advantage that the distributor's knowledge of its clients' investing preferences offers the Funds. The Board noted that the distributor does not execute portfolio transactions on behalf of the Funds. The Board also considered that the Adviser does not use brokerage of the Funds to obtain third party research.

  Conclusion. Based upon all the information considered and the conclusions reached, the Board determined that the terms of the investment advisory agreements continue to be fair and reasonable and that continuance of the agreements is in the best interests of each Fund.

D. OTHER INFORMATION:

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Information regarding how the Funds voted proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  A complete schedules of each Fund's portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission of Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

  The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-527-3713.

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

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

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--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

8500 Freeport Parkway South/Irving, TX 75063
800-442-9825

12300 Perry Highway/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07901
800-553-6159

633 Library Park Drive/Greenwood, IN 46142
800-879-9958

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and other account information, call toll free 800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Broad Street, Suite 2100
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.


ITEM 6.  SCHEDULE OF INVESTMENTS.

NOT APPLICABLE.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE.


ITEM 11. CONTROLS AND PROCEDURES.

(a)THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b)THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE ACT (17 CFR 270.30a-3(d)) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(a)(1)
NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.


(a)(2) CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.


         (a)(3) NOT APPLICABLE.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Asset Management Fund
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Trent Statczar
                         -------------------------------------------------------
                           Trent Statczar, Treasurer

Date  July 10, 2006
     ------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Trent Statczar
                         -------------------------------------------------------
                           Trent Statczar, Treasurer
Date  July 10, 2006
     ------------------------


By (Signature and Title)*  /s/ Rodger D. Shay, Jr.
                         -------------------------------------------------------
                           Rodger D. Shay, Jr., President

Date  July 10, 2006
     ------------------------


* Print the name and title of each signing officer under his or her signature.